Geographic Areas	12 Months Ended
Dec. 31, 2010
Geographic Areas
Geographic Areas

NOTE 18.  Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made.

	Net Sales			Operating Income			Property, Plant and Equipment - net
(Millions)	2010	2009	2008	2010	2009	2008	2010	2009
United States	$9,210	$8,509	$9,179	$1,636	$1,640	$1,578	$3,888	$3,809
Asia Pacific	8,259	6,120	6,423	2,400	1,528	1,662	1,605	1,366
Europe, Middle East and Africa	6,259	5,972	6,941	1,112	1,003	1,294	1,239	1,318
Latin America and Canada	2,950	2,516	2,723	797	631	693	547	507
Other Unallocated	(16)	6	3	(27)	12	(9)	—	—
Total Company	$26,662	$23,123	$25,269	$5,918	$4,814	$5,218	$7,279	$7,000

Restructuring and exit activities significantly impacted results by geographic area in 2009 and 2008. Refer to Note 4 for discussion of restructuring and exit activities.

Asia Pacific includes Japan net sales to customers of $2.464 billion in 2010, $1.979 billion in 2009 and $2.180 billion in 2008. Asia Pacific includes Japan net property, plant and equipment of $420 million in 2010 and $364 million in 2009.